Note 4 - Acquisitions (Details) (USD $)	0 Months Ended				1 Months Ended			3 Months Ended		9 Months Ended			12 Months Ended															1 Months Ended	0 Months Ended						12 Months Ended				0 Months Ended				0 Months Ended	1 Months Ended			0 Months Ended	1 Months Ended	3 Months Ended	12 Months Ended				1 Months Ended							0 Months Ended			0 Months Ended
	Jul. 08, 2013	Feb. 15, 2013	Dec. 31, 2012	Jan. 11, 2012	Oct. 22, 2013	Jan. 31, 2012	Jul. 31, 2008	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Feb. 27, 2013	Dec. 19, 2012	Nov. 08, 2012	Aug. 28, 2012	Aug. 15, 2012	Jul. 09, 2012	Jun. 01, 2012	May 31, 2012	Jan. 23, 2012	May 23, 2011	Oct. 22, 2013 Subsequent Event [Member] VeriTeQ Corporation Common Stock [Member]	Feb. 15, 2013 Subsequent Event [Member] $.0025 [Member]	Feb. 15, 2013 Subsequent Event [Member] $.005 [Member]	Nov. 13, 2013 Subsequent Event [Member]	Feb. 15, 2013 Subsequent Event [Member]	Feb. 15, 2013 Subsequent Event [Member] Maximum [Member]	Feb. 15, 2013 Subsequent Event [Member] Minimum [Member]	Dec. 31, 2015 Scenario, Forecast [Member]	Dec. 31, 2014 Scenario, Forecast [Member]	Dec. 31, 2013 Scenario, Forecast [Member]	Jul. 08, 2013 VeriTeQ Corporation Common Stock [Member]	Jul. 08, 2013 Digital Angel Series C Preferred Stock [Member]	Feb. 15, 2013 $.0025 [Member]	Feb. 15, 2013 $.005 [Member]	May 23, 2011 Cash Paid to Selling Shareholders [Member] MicroFluidic Acquisition [Member]	May 23, 2011 Paid to Advisors for Brokerage Services [Member] MicroFluidic Acquisition [Member]	May 23, 2011 Paid to Advisors for Brokerage Services [Member] MicroFluidic Acquisition [Member]	May 23, 2011 Value of Stock Issued to Advisors [Member] MicroFluidic Acquisition [Member]	May 23, 2011 Cash Costs [Member] MicroFluidic Acquisition [Member]	May 23, 2011 MicroFluidic Acquisition [Member]	May 23, 2011 MicroFluidic Acquisition [Member]	Mar. 31, 2012 MicroFluidic Acquisition [Member]	Dec. 31, 2012 MicroFluidic Acquisition [Member]	Dec. 31, 2011 MicroFluidic Acquisition [Member]	Sep. 30, 2012 MicroFluidic Acquisition [Member]	Oct. 31, 2011 MicroFluidic Acquisition [Member]	Feb. 28, 2011 Easy Check Acquisition [Member]	Feb. 28, 2010 Easy Check Acquisition [Member]	Jan. 11, 2012 Gross Revenues Related to Sale of Products [Member]	Jan. 11, 2012 Gross Revenues Generated Under Development and Supply Agreement [Member]	Dec. 31, 2014 Maximum [Member] MicroFluidic Acquisition [Member]	Dec. 31, 2013 Maximum [Member] MicroFluidic Acquisition [Member]	Dec. 31, 2011 Maximum [Member] MicroFluidic Acquisition [Member]	Feb. 15, 2013 Maximum [Member]	Jan. 13, 2012 Maximum [Member]	Nov. 10, 2009 Maximum [Member]	Feb. 15, 2013 Minimum [Member]	Nov. 10, 2009 Minimum [Member]
Note 4 - Acquisitions (Details) [Line Items]
Cash Paid to Fund Accounts Payable of Acquired Entity																																										$ 24,000					$ 250,000	$ 250,000
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares (in Shares)																																											38,857	971,429			95,000	2,375,000	18,406					200,000	300,000
Business Acquisition, Transaction Costs																																													365,000	185,000	550,000	550,000
Business Combination, Contingent Consideration, Liability			645,000					489,000		489,000	489,000					645,000	538,000																														7,000,000	7,000,000										4,000,000	2,000,000	3,000,000
Business Combination, Consideration Transferred							45,000,000										1,653,000																														1,653,000
Payments to Acquire Businesses, Gross																																															24,000
Business Combination, Consideration Transferred, Equity Interests Issued and Issuable																																															879,000							114,000	351,000
Business Acquisition, Equity Interest Issued or Issuable, Price Per Share (in Dollars per share)																																															$ 0.37	$ 0.37						$ 0.57	$ 1.17
Business Combination, Assets and Liabilities Arising from Contingencies, Amount Recognized, Net																																															750,000	750,000			538,000	645,000
Percentage of Selling Shareholder Interests Held by Two Individuals																																																					68.00%
Business Combination, Contingent Consideration Arrangements, Change in Amount of Contingent Consideration, Liability																107,000	(212,000)																																	107,000	(212,000)
Revenue, Net																																																			0
Net Income (Loss) Attributable to Parent								(795,000)	(2,329,000)	(4,175,000)		(6,567,000)				(7,993,000)	(16,481,000)																																		(888,000)
Potential Royalty on Future Income																																																						10.00%	25.00%	10.00%	20.00%
Business Acquisition, Equity Interest Issued or Issuable, Value Assigned																																																	69,000
Earnout Cap Amount Per Share (in Dollars per share)																																															$ 8.00
Percentage of Common Stock Outstanding Threshold																											19.99%
Share Price (in Dollars per share)																																															$ 9.25	$ 9.25
Business Combination, Liabilities Arising from Contingencies, Amount Recognized																																															750,000	750,000
Related Party Transaction, Amounts of Transaction (in Dollars)				200,000		200,000
Shares Exchanged for Ownership Interest (in Shares)				4,000,000																					2,285,779
Noncontrolling Interest, Ownership Percentage by Parent				10.00%																																																										9.99%
Related Party Transaction, Rate				5.00%		5.00%
Other Nonoperating Gains (Losses)				200,000		200,000
Royalty Revenue				600,000								600,000
Monthly Revenue from a Related Party				30,000					12,000			12,000									5,000			12,000	30,000
Financing Threshold Amount of a Related Party																										500,000
Due from Related Parties			138,000					211,000		211,000	211,000					138,000									160,000						211,497
Licenses Revenue			2,500,000								2,500,000		1,600,000	800,000	400,000																		2,000,000		1,600,000	800,000	400,000																								2,000,000
Royalty Percent of Gross Revenues																					10.00%
Repayments of Other Debt	63,000
Secured Debt	228,000																						849,510
Investment Owned, Balance, Shares (in Shares)																																						6,285,779
Conversion of Stock, Shares Converted (in Shares)																												1,199,532											59,976.6
Debt Conversion, Converted Instrument, Amount	16,666				25,000					242,000						849,000
Debt Conversion, Original Debt, Amount					500,000
Proceeds from Other Equity					31,500
Sale of Stock, Number of Shares Issued in Transaction (in Shares)																															871,754
Debt Conversion, Converted Instrument, Shares Issued (in Shares)																															135,793
Sale of Stock, Consideration Received Per Transaction																															750,000
Gross Proceeds Raised Threshold																															3,000,000
Payment Period of Related Party Debt																															90 days
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in Shares)																		1,704,545		2,500,000		2,777,777									300,000
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per Item)																		0.022	0.03	0.02		0.018									2.84																																0.88		0.60
License Revenue Per Strip (in Dollars per Item)																																	0.005	0.0025																											0.005			0.0025
Number of Strips Used Per Year		1,000																														1,000
Consideration for Rights and Licenses																													$ 1,000,000	$ 2,000,000										$ 1,000,000	$ 2,000,000